Corporate Information (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information [Abstract]
Schedule of share capital consisting solely of ordinary shares
	Place of business/ country of	Functional	Ownership interest held by the Company
Name	incorporation	currency	2022	2021	Principal activities
InflaRx GmbH	Germany	EUR	100%	100%	Principal operating subsidiary, clinical R&D, holder of all IP, biopharmaceutical company
InflaRx Pharmaceuticals, Inc.	United States	USD	100%	100%	Subsidiary for basic research